FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /     /    (a)
         or fiscal year ending:           12/31/01 (b)

Is this a transition report? (Y/N)    N
                                   -------

Is this an amendment to a previous filing?  (Y/N)       N
                                                     -------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Conseco Variable Annuity Account G

    B.  File Number:              811-07501

    C.  Telephone Number:         317-817-6300

2.  A.  Street:  11815 N. Pennsylvania Street

    B.  City: Carmel     C.  State: IN     D.  Zip Code: 46032     Zip Ext: 5424

    E.  Foreign Country:                   Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?  (Y/N)    N
                                                                -------
4.  Is this the last filing on this form by Registrant?  (Y/N)    N
                                                               -------
5.  Is Registrant a small business investment company (SBIC)?  (Y/N)    N
                                                                     -------
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)    Y
                                                        -------
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)    N
        [If answer is "N" (No), go to item 8.]                      -------

    B. How many separate series or portfolios did Registrant have at the end of the period? _____

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                                                         If filing more than one
                                                         Page 47, "X" box: [ ]
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For period ending    12/31/01
                  --------------

File number    811-07501
            ----------------

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name:
                              --------------------------------------------------
      B.  [/]  File Number (If any):
                                    --------------------------------------------
      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
111.  A.  [/]  Depositor Name:
                              --------------------------------------------------
      B.  [/]  File Number (If any):
                                    --------------------------------------------
      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------

112.  A.  [/]  Sponsor Name:
                            ----------------------------------------------------
      B.  [/]  File Number (If any):
                                    --------------------------------------------
      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
112.  A.  [/]  Sponsor Name:
                            ----------------------------------------------------
      B.  [/]  File Number (If any):
                                    --------------------------------------------
      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------

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                                                         If filing more than one
                                                         Page 48, "X" box: [ ]
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For period ending    12/31/01
                  --------------

File number    811-07501
            ----------------


113.  A.  [/]  Trustee Name:
                            ----------------------------------------------------
      B.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
113.  A.  [/]  Trustee Name:
                            ----------------------------------------------------
      B.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
114.  A.  [/]  Principal Underwriter Name:
                                          --------------------------------------
      B.  [/]  File Number 8-______

      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
114.  A.  [/]  Principal Underwriter Name:
                                          --------------------------------------
      B.  [/]  File Number 8-______

      C.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
115.  A.  [/]  Independent Public Accountant Name:
                                                  ------------------------------
      B.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------
115.  A.  [/]  Independent Public Accountant Name:
                                                  ------------------------------
      B.  [/]  City:               State:     Zip Code:         Zip Ext.:
                    ---------------      -----         ---------         -------
          [/]  Foreign Country:               Foreign Postal Code:
                               ---------------                    --------------

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                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
                                                         -----------------------

For period ending    12/31/01
                  --------------

File number    811-07501
            ----------------


116.  Family of investment companies information:

      A.   [/]  Is Registrant part of a family of investment               _____
                companies? (Y/N) _______                                    Y/N

      B.   [/]  Identify the family in 10 letters:
                _______________________________________________________
                (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.   [/]  Is Registrant a separate account of an insurance company?  _____
                (Y/N) _______                                               Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.   [/]  Variable annuity contracts? (Y/N) _______                  _____
                                                                            Y/N

      C.   [/]  Scheduled premium variable life contracts? (Y/N) _______   _____
                                                                            Y/N

      D.   [/]  Flexible premium variable life contracts? (Y/N) _______    _____
                                                                            Y/N

      E.   [/]  Other types of insurance products registered under the     _____
                Securities Act of 1933? (Y/N) _______                       Y/N


118.  [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of
           1933 ______________________________                             _____

119.  [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
           during the period _________________________                     _____

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted) ___________________________                   $_____

121.  [/]  State the number of series for which a current prospectus was in existence at the end of the period
           __________________________________________                      _____

122.  [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
           during the current period _____________________                 _____

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                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
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For period ending    12/31/01
                  --------------

File number    811-07501
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123.  [/]       State the total value of the additional units considered
                in answering item 122 ($000's omitted)
                _____________________________________________            $______


124.  [/]       State the total value of units of prior series that were
                placed in the portfolios of subsequent series during the
                current period (the value of these units is to be
                measured on the date they were placed in the subsequent
                series) ($000's omitted) ________________________        $______

125.  [/]       State the total dollar amount of sales loads collected
                (before reallowances to other brokers or dealers) by
                Registrant's principal underwriter and any underwriter
                which is an affiliated person of the principal
                underwriter during the current period solely from the
                sale of units of all series of Registrant ($000's
                omitted) ___________________________________             $______

126.            Of the amount shown in item 125, state the total dollar
                amount of sales loads collected from secondary market
                operations in Registrant's units (include the sales
                loads, if any, collected on units of a prior series
                placed in the portfolio of a subsequent series.) ($000's
                omitted) ______                                          $______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Total      Total Income
                                           Number of     Assets    Distributions
                                            Series       ($000's      ($000's
                                           Investing    omitted)      omitted)
                                           ---------    --------   -------------

A.    U.S. Treasury direct issue                       $             $
                                           --------     --------      --------
B.    U.S. Government agency                           $             $
                                           --------     --------      --------
C.    State and municipal tax-free                     $             $
                                           --------     --------      --------
D.    Public utility debt                              $             $
                                           --------     --------      --------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                   $             $
                                           --------     --------      --------
F.    All other corporate intermed.
      & long-term debt                                 $             $
                                           --------     --------      --------
G.    All other corporate short-term debt              $             $
                                           --------     --------      --------
H.    Equity securities of brokers or
      dealers or parents of brokers
      or dealers                                       $             $
                                           --------     --------      --------

I.    Investment company equity securities    1        $  58,047     $     599
                                           --------     --------      --------

J.    All other equity securities                      $             $
                                           --------     --------      --------

K.    Other securities                                 $             $
                                           --------     --------      --------

L.    Total assets of all series
      of registrant                                    $             $
                                           --------     --------      --------

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                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
                                                         -----------------------

For period ending    12/31/01
                  --------------

File number    811-07501
            ----------------


128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? _______
                                                                           _____
            [If answer is "N" (No), go to item 131.]                        Y/N

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N) _______       _____
                                                                            Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit, is any
            part of the value attributed to instruments identified in
            item 129 derived from insurance or guarantees? (Y/N) _______   _____
                                                                            Y/N
131.        Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
            ________________________________________                     $   545
                                                                         -------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

This report is signed on behalf of the Registrant Carmel, State of Indiana.

Date:  February 28, 2002.

(Name of Registrant, Depositor, or Trustee)

Conseco Variable Annuity Account G


By: /s/ Elizabeth C. Georgakopoulos    Witness: /s/ Jason L. Bradshaw
    -------------------------------             --------------------------------
    Elizabeth C. Georgakopoulos                 Jason L. Bradshaw
    President                                   Securities Compliance Specialist


                                   6